Cover	Mar. 08, 2023
Cover [Abstract]
Entity Registrant Name	AVENIR WELLNESS SOLUTIONS, INC.
Entity Central Index Key	0001643301
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 08, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1765151
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55908
Entity Address Address Line 1	5805 Sepulveda Blvd.
Entity Address Address Line 2	Suite 801
Entity Address City Or Town	Sherman Oaks
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91411
City Area Code	424
Local Phone Number	273-8675